Note 15 - Retirement and Pension Plans (Details) - The actuarial assumptions to determine the benefit obligations were as follows	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
The actuarial assumptions to determine the benefit obligations were as follows [Abstract]
Discount rate	2.00%	1.50%
Rate of compensation increases	2.00%	2.00%